UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/2016

Item 1. Schedule of Investments.

TEMPLETON GROWTH FUND, INC.

Statement of Investments, November 30, 2016 (unaudited)
Templeton Growth Fund, Inc.
	Industry	Shares	Value

Common Stocks 93.7%
China 3.2%
China Life Insurance Co. Ltd., H	Insurance	59,196,000	$172,095,816
China Mobile Ltd	Wireless Telecommunication Services	4,859,500	53,033,459
[a] China Telecom Corp. Ltd., ADR	Diversified Telecommunication Services	735,230	35,930,690
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	123,100,000	59,514,217
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	154,862,700	113,203,873
			433,778,055
France 6.5%
AXA SA	Insurance	5,261,001	123,945,780
BNP Paribas SA	Banks	3,237,590	187,961,012
Cie Generale des Etablissements Michelin, B	Auto Components	983,269	105,248,912
Credit Agricole SA	Banks	16,001,870	180,611,019
Sanofi	Pharmaceuticals	2,157,097	173,994,409
Total SA, B	Oil, Gas & Consumable Fuels	2,028,544	96,646,544
			868,407,676
Germany 6.0%
Deutsche Lufthansa AG	Airlines	17,570,551	227,645,015
[b] innogy SE.	Multi-Utilities	4,053,200	143,107,287
Merck KGaA	Pharmaceuticals	1,255,504	125,793,325
Metro AG	Food & Staples Retailing	5,118,650	152,950,686
Siemens AG	Industrial Conglomerates	1,418,139	160,213,793
			809,710,106
India 0.7%
Hero Motocorp Ltd	Automobiles	2,089,348	96,453,170
Ireland 1.1%
CRH PLC	Construction Materials	4,405,095	147,035,021
Israel 2.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	7,782,837	293,412,955
Italy 1.8%
Eni SpA	Oil, Gas & Consumable Fuels	13,163,395	183,310,429
UniCredit SpA	Banks	24,747,088	53,030,919
			236,341,348
Japan 5.4%
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	11,948,500	114,088,768
Nissan Motor Co. Ltd	Automobiles	16,659,500	153,899,897
Panasonic Corp	Household Durables	10,692,400	108,826,596
SoftBank Group Corp	Wireless Telecommunication Services	3,084,400	181,021,229
[b] Toshiba Corp	Industrial Conglomerates	42,705,600	158,776,034
			716,612,524
Netherlands 4.1%
Aegon NV.	Insurance	33,582,777	170,765,740
Akzo Nobel NV	Chemicals	2,137,090	133,084,812
ING Groep NV	Banks	10,583,851	144,135,428
[b] QIAGEN NV	Life Sciences Tools & Services	3,422,165	94,478,409
			542,464,389
Portugal 1.0%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	10,043,160	135,867,348
Russia 1.0%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	8,277,611	138,898,313

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (continued)
	Industry	Shares		Value

Common Stocks (continued)
Singapore 1.5%
DBS Group Holdings Ltd	Banks	8,010,734		$98,083,777
Singapore Telecommunications Ltd	Diversified Telecommunication Services	40,341,100		106,386,687
				204,470,464
South Korea 5.8%
Hyundai Motor Co	Automobiles	1,688,779		190,743,080
KB Financial Group Inc	Banks	4,960,243		177,341,093
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	279,418		414,307,648
				782,391,821
Spain 0.8%
Telefonica SA	Diversified Telecommunication Services	13,589,982		113,089,704
Sweden 2.0%
Ericsson, B	Communications Equipment	27,684,620		142,565,886
Getinge AB, B	Health Care Equipment & Supplies	7,932,270		121,280,641
				263,846,527
Switzerland 3.9%
Credit Suisse Group AG	Capital Markets	9,474,215		125,987,397
[b] Glencore PLC	Metals & Mining	43,875,640		153,278,869
Roche Holding AG	Pharmaceuticals	776,328		173,102,742
UBS Group AG	Capital Markets	4,479,410		71,242,313
				523,611,321
Thailand 0.3%
Bangkok Bank PCL, NVDR	Banks	8,099,000		35,380,678
Turkey 0.7%
[b] Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	13,558,052		89,483,143
United Kingdom 12.5%
BAE Systems PLC	Aerospace & Defense	18,181,699		136,563,728
Barclays PLC	Banks	56,873,770		153,621,893
BP PLC	Oil, Gas & Consumable Fuels	38,118,280		219,058,162
HSBC Holdings PLC	Banks	22,392,940		176,249,620
Kingfisher PLC	Specialty Retail	23,949,234		105,773,587
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	281,878		7,143,129
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	12,827,997		339,918,816
[b] Serco Group PLC	Commercial Services & Supplies	20,717,477		34,464,850
Sky PLC	Media	14,718,537		143,781,684
[b] Standard Chartered PLC	Banks	25,427,456		203,899,695
[b] Tesco PLC	Food & Staples Retailing	27,043,025		70,593,645
Vodafone Group PLC	Wireless Telecommunication Services	32,708,391		79,327,702
				1,670,396,511
United States 33.2%
[b] Allergan PLC.	Pharmaceuticals	1,113,979		216,446,120
[b] Alphabet Inc., A.	Internet Software & Services	239,370		185,722,395
American International Group Inc	Insurance	3,477,090		220,204,110
Amgen Inc	Biotechnology	1,752,960		252,548,947
Apache Corp	Oil, Gas & Consumable Fuels	2,875,830		189,660,988
Apple Inc	Technology Hardware, Storage & Peripherals	1,322,390		146,150,543
Capital One Financial Corp	Consumer Finance	1,852,850		155,713,514
[b] Celgene Corp	Biotechnology	322,940		38,271,619
Cisco Systems Inc	Communications Equipment	5,706,760		170,175,583
Citigroup Inc	Banks	5,483,220		309,198,776

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Comcast Corp., A	Media	3,506,210	$243,716,657
ConocoPhillips	Oil, Gas & Consumable Fuels	801,500	38,888,780
Eli Lilly & Co	Pharmaceuticals	1,738,340	116,677,381
[b] First Solar Inc	Semiconductors & Semiconductor Equipment	2,653,090	80,441,689
Gilead Sciences Inc	Biotechnology	2,131,440	157,087,128
Halliburton Co	Energy Equipment & Services	3,075,330	163,269,270
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	6,415,070	152,678,666
JPMorgan Chase & Co	Banks	2,939,600	235,667,732
Medtronic PLC	Health Care Equipment & Supplies	1,119,710	81,750,027
[b] Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	95,010	4,417,015
Microsoft Corp	Software	4,015,270	241,960,170
Morgan Stanley	Capital Markets	2,078,160	85,952,698
[b,c] Navistar International Corp	Machinery	5,754,190	176,998,884
[b] NetScout Systems Inc	Communications Equipment	850,920	26,548,704
Oracle Corp	Software	6,194,210	248,945,300
SunTrust Banks Inc	Banks	4,098,280	212,905,646
Tiffany & Co	Specialty Retail	899,780	74,213,854
Twenty-First Century Fox Inc., A	Media	5,194,760	146,024,704
United Parcel Service Inc., B.	Air Freight & Logistics	678,440	78,644,765
			4,450,881,665
Total Common Stocks
(Cost $11,158,558,595)			12,552,532,739

		Principal
		Amount*

Corporate Bonds (Cost $139,126,996)
1.2%
United States 1.2%
[d] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels	148,571,000	154,142,413
Total Investments before Short Term
Investments (Cost $11,297,685,591)			12,706,675,152

Short Term Investments 4.7%
Time Deposits 4.7%
Australia 3.2%
National Australia Bank, 0.29%, 12/01/16		$430,000,000	430,000,000
United States 1.5%
Bank of Montreal, 0.25%, 12/01/16		90,000,000	90,000,000
Royal Bank of Canada, 0.30%, 12/01/16		109,300,000	109,300,000
			199,300,000
Total Time Deposits (Cost $629,300,000) .			629,300,000

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TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (continued)
	Shares	Value
Investments from Cash Collateral
Received for Loaned Securities
(Cost $1,003,200) 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[b,e] Institutional Fiduciary Trust Money Market Portfolio	1,003,200	$1,003,200
Total Investments
(Cost $11,927,988,791) 99.6%		13,336,978,352
Other Assets, less Liabilities 0.4%.		56,315,396
Net Assets 100.0%		$13,393,293,748

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is on loan at November 30, 2016.
bNon-income producing.
cSee Note 5 regarding holdings of 5% voting securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Directors.
eSee Note 6 regarding investments in affiliated management investment companies.

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TEMPLETON GROWTH FUND, INC.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|5

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,887,241,831

Unrealized appreciation	$2,822,510,792
Unrealized depreciation	(1,372,774,271)
Net unrealized appreciation (depreciation)	$1,449,736,521

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2016, the Fund held investments in “affiliated companies” as follows:

	Number of			Number of			Realized
	Shares Held			Shares	Value at		Capital
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
Navistar International Corp (Value is
1.3% of Net Assets)	5,754,190	—	—	5,754,190	$176,998,884	$—	$—

|6

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	51,564,862	314,379,632	(364,941,294)	1,003,200	$1,003,200	$–	$–	0.0%[a]

[a]Rounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$12,552,532,739	$—	$—	$12,552,532,739
Corporate Bonds	—	154,142,413	—	154,142,413
Short Term Investments	1,003,200	629,300,000	—	630,303,200
Total Investments in Securities	$12,553,535,939	$783,442,413	$—	$13,336,978,352

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON GROWTH FUND, INC.
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

By /s/Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2017